Empower SecureFoundation Balanced ETF Fund Expense Example - Empower SecureFoundation Balanced ETF Fund - A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 528
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,253
Expense Example, with Redemption, 10 Years	$ 2,306